Premises and Equipment - Major Classes of Premises and Equipment and the Total Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 25,011	$ 24,442
Less accumulated depreciation	10,345	9,584
Net fixed assets	14,666	14,858
Land [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,302	3,302
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	12,808	12,701
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 8,901	$ 8,439